Fixed Assets, Net	12 Months Ended
Mar. 31, 2024
Fixed assets, Net [Abstract]
Fixed assets, Net

5. Fixed assets, Net

As of March 31, 2024 and 2023, fixed assets consisted of the following:

	As of March 31,
	2024	2023
Investment properties	$412,504	$413,890
Computer and electronic equipment	57,130	50,911
Software	85,865	85,602
Less: accumulated depreciation	(96,996)	(68,273)
	$458,503	$482,130

Depreciation expense was $28,518, $25,496 and $10,778 for the years ended March 31, 2024, 2023 and 2022, respectively.